INSTITUTIONAL CLASS SHARES | FROST INTERNATIONAL EQUITY FUND
FROST INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees		INSTITUTIONAL CLASS SHARES FROST INTERNATIONAL EQUITY FUND
Redemption Fee (as a percentage of amount redeemed, if applicable)	[1]	2.00%
[1]	as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES FROST INTERNATIONAL EQUITY FUND
Management Fees		0.93%
Other Expenses		0.22%
Total Annual Fund Operating Expenses	[1]	1.15%
[1]	Frost Investment Advisors, LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.45% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2014 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES FROST INTERNATIONAL EQUITY FUND	117	365	633	1,398

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund defines non-U.S. or foreign securities as securities issued by companies incorporated outside of the United States that do not maintain a headquarters or primary operation within the United States. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management, Inc. ("Thornburg"). Thornburg intends to invest in promising companies with sound fundamentals trading at a discount to their long term value. This approach encompasses both "value" and "growth" stocks. The relative proportions of these different types of securities will vary over time. The Fund may invest in companies of any size.

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the portfolio management team perceives currency risk to be high.

Thornburg primarily uses individual issuer analysis to make investment decisions. The Fund typically invests in the following types of companies:

o	Financially sound companies with well established businesses selling at low valuations;

o	Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth;

o	Growing companies that appear to have proprietary advantages in industry segments that Thornburg expects to grow faster than the overall market; and

o	Companies in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.

Value and growth, for purposes of Thornburg's selection criteria, relate to both current and projected measures. Among the specific factors which may be considered by Thornburg in identifying securities for inclusion in the Fund's portfolio are:

o	Price/earnings ratio

o	Price/revenue ratio

o	Price/book value

o	Price/cash flow ratio

o	Debt/capital ratio

o	PE/growth rate ratio

o	Enterprise value/EBITDA ratio

o	Dividend yield

o	Dividend growth potential

o	Security and constancy of revenue stream

o	Undervalued assets

o	Asset appreciation potential

o	Relative earnings growth potential

o	Potential for future developments

o	Industry growth potential

o	Growth discount model

o	Industry leadership

o	Business model

o	Management strength

o	Franchise value

o	Value based on earnings

o	Potential size of business

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

HEDGING RISK. The Fund may use forward currency contracts for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

VALUE INVESTMENT STYLE RISK -- Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

GROWTH INVESTMENT STYLE RISK -- The Fund invests in equity securities of companies that Thornburg believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser and the Sub-Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser, the Sub-Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by Frost Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
22.57%	(22.26)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/13 to 9/30/13 was 9.83% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2012 to those of the Morgan Stanley Capital International All Country World ex-U.S. Index ("MSCI ACWI ex-U.S. Index") and the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index"). After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the 5 year, 10 year and since Performance Start Date periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 YEAR	5 YEARS	10 YEARS	SINCE PERFORMANCE START DATE	INCEPTION DATE
FROST INTERNATIONAL EQUITY FUND	FUND RETURN BEFORE TAXES	16.78%	(2.55%)	9.91%	7.28%	May 31, 2002
FROST INTERNATIONAL EQUITY FUND FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	16.71%				May 31, 2002
FROST INTERNATIONAL EQUITY FUND FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	11.61%				May 31, 2002
FROST INTERNATIONAL EQUITY FUND MSCI ACWI EX-U.S. INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI ACWI EX-U.S. INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	16.83%	(2.89%)	9.74%	7.20%
FROST INTERNATIONAL EQUITY FUND MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	MSCI EAFE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	17.32%	(3.69%)	8.21%	5.75%